[QUARLES & BRADY LLP LETTERHEAD]

                                                                   April 4, 2007


VIA EDGAR
---------

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington DC 20549

      Re: Thompson Plumb Funds, Inc. (the "Registrant") 1933 Act No. 33-6418; 1940 Act File No. 811-4946

            Rule 497(j) Certification for Prospectus and Statement of Additional Information in Connection with Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

Ladies and Gentlemen:

This is to certify that the definitive Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Securities Act of 1933 in connection with Post-Effective Amendment No. 25 (the "Amendment") to the Registration Statement on Form N-1A of the Registrant named above would not have contained any changes as compared to the forms of the Prospectuses and Statement of Additional Information included in said Amendment. Therefore, this certification is made in lieu of filing under paragraph (c) of Rule 497.

The Amendment was filed on March 30, 2007 pursuant to Rule 485(b) and automatically became effective on April 1, 2007. The definitive Prospectuses and Statement of Additional Information are dated April 1, 2007.

                                          Very truly yours,

                                          QUARLES & BRADY LLP

                                          /s/ Conrad G. Goodkind

                                          Conrad G. Goodkind

cc (w/enc): John W. Thompson, Chief Operating Officer
            Penny M. Hubbard, Chief Financial Officer and Treasurer